Debt - Major borrowing programs (Details) kr in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Unlimited Euro Medium-Term Note Programme
Debt
Value outstanding		kr 107,597	kr 96,724
Unlimited SEC-registered U.S. Medium-Term Note Programme
Debt
Value outstanding		159,393	160,945
Unlimited Swedish Medium-Term Note Programme
Debt
Value outstanding		429	438
Unlimited MTN/STN AUD Debt Issuance Programme
Debt
Value outstanding		4,417	4,544
USD 3,000,000,000 U.S.Commercial Paper Programme
Debt
Value outstanding		1,806	kr 10,006
Principal amount | $	$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Programme
Debt
Value outstanding		kr 1,355
Principal amount | $	$ 4,000,000,000